Operating segment and geographic data (Details 4) (Geographic concentration)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue | United States
Concentration risk
Concentration risk (as a percent)	19.00%	18.00%	17.00%
Revenue | China
Concentration risk
Concentration risk (as a percent)	13.00%	12.00%	12.00%
Revenue | Outside Switzerland | Minimum
Concentration risk
Concentration risk (as a percent)	98.00%	98.00%	98.00%
Property, plant and equipment, net | United States
Concentration risk
Concentration risk (as a percent)	16.00%	17.00%
Property, plant and equipment, net | Switzerland
Concentration risk
Concentration risk (as a percent)	16.00%	17.00%
Property, plant and equipment, net | Sweden
Concentration risk
Concentration risk (as a percent)	15.00%	15.00%